Label	Element	Value
Themes Lithium & Battery Metal Miners ETF | Pilbara Minerals Ltd. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.30%
Themes Lithium & Battery Metal Miners ETF | Albemarle Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.00%
Themes Lithium & Battery Metal Miners ETF | Tianqi Lithium Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.90%
Themes Lithium & Battery Metal Miners ETF | Guangzhou Tinci Materials Technology Co. Ltd. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.40%
Themes Lithium & Battery Metal Miners ETF | Core Lithium Ltd. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.30%
Themes Lithium & Battery Metal Miners ETF | Sayona Mining Ltd. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.30%
Themes Lithium & Battery Metal Miners ETF | Beijing Easpring Material Technology Co. Ltd. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.20%
Themes Lithium & Battery Metal Miners ETF | Arcadium Lithium PLC [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.20%
Themes Lithium & Battery Metal Miners ETF | Lithium Americas Argentina Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.00%
Themes Lithium & Battery Metal Miners ETF | GEM Co. Ltd. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.90%
Themes Lithium & Battery Metal Miners ETF | Materials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.90%
Themes Lithium & Battery Metal Miners ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.10%